Interim Condensed Consolidated Statements of Income (unaudited) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Interest and dividend income (Note 3)
Loans	$ 9,997	$ 5,557
Securities	3,003	1,379
Assets purchased under reverse repurchase agreements and securities borrowed	4,766	349
Deposits and other	1,571	93
Interest and dividend income	19,337	7,378
Interest expense (Note 3)
Deposits and other	7,772	1,295
Other liabilities	5,225	770
Subordinated debentures	138	42
Interest expense	13,135	2,107
Net interest income	6,202	5,271
Non-interest income
Insurance premiums, investment and fee income	1,891	1,399
Trading revenue	1,069	314
Investment management and custodial fees	2,056	1,961
Mutual fund revenue	1,015	1,165
Securities brokerage commissions	361	399
Service charges	511	485
Underwriting and other advisory fees	512	701
Foreign exchange revenue, other than trading	433	271
Card service revenue	325	291
Credit fees	379	476
Net gains on investment securities	53	15
Share of profit in joint ventures and associates	29	29
Other	258	289
Non-interest income	8,892	7,795
Total revenue	15,094	13,066
Provision for credit losses (Notes 4 and 5)	532	105
Insurance policyholder benefits, claims and acquisition expense	1,545	997
Non-interest expense
Human resources (Note 8)	4,876	4,285
Equipment	569	501
Occupancy	411	386
Communications	282	228
Professional fees	404	319
Amortization of other intangibles	369	337
Other	764	524
Non-interest expense	7,675	6,580
Income before income taxes	5,342	5,384
Income taxes (Note 9)	2,128	1,289
Net income	3,214	4,095
Net income attributable to:
Shareholders	3,212	4,093
Non-controlling interests	2	2
Net income	$ 3,214	$ 4,095
Basic earnings per share (in dollars) (Note 11)	$ 2.29	$ 2.84
Diluted earnings per share (in dollars) (Note 11)	2.29	2.84
Dividends per common share (in dollars)	$ 1.32	$ 1.2